Taxation (Details 5)	4 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2020
Sales tax
Value added tax rate, services provided (as a percent)				6.00%
Value added tax rate, sales of general goods (as a percent)	17.00%	13.00%	16.00%	13.00%